FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




April 25, 2007



VIA EDGAR (CIK 0000876441)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  Franklin Templeton International Trust
         File No.:  333-141565

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is Pre-Effective Amendment No. 1 ("Amendment") to the Registration Statement on Form N-14 ("Registration Statement") of Franklin Templeton International Trust ("Registrant").

This Amendment is being filed in order to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Part A and Part B are incorporated by reference as indicated in the attached filing.

Questions related to this filing should be directed to me at (650) 312-2018 or, in my absence, to Kristin Ives, Esquire at (215) 564-8037.


Very truly yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST


/s/ Steven J. Gray
Steven J. Gray
Assistant Secretary